CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Temporary equity, par value (in usd per share)	$ 0	$ 0
Temporary equity, shares authorized	2,245	2,245
Temporary Equity, shares issued	0	1,700
Temporary Equity, shares outstanding	0	1,700
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,072,708	1,265,206
Common stock, shares outstanding	2,032,763	1,178,604